Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,384,000
Previously Paid Amount	0.00
Total Fee Amount	881.63
Total Offset Amount	0.00
Net Fee	881.63
Narrative - Max Aggregate Offering Price	$ 6,384,000
Final Prospectus	true